Shareholders' Deficit (Tables)	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Schedule of share options outstanding and exercisable to employees and directors
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2019	153,882	$0.24	4.25

Options outstanding as of June 30, 2020	153,882	$0.24	3.75

Options exercisable as of June 30, 2020	153,882	$0.24	3.75
	As of June 30, 2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of June 30, 2020	219,456	$2.62	9.06

Options exercisable as of June 30, 2020	187,478	$2.49	9.06
	As of December 31, 2019
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Granted	219,456	$2.62	10

Options outstanding as of December 31, 2019	219,456	$2.62	9.56

Options exercisable as of December 31, 2019	147,235	$2.26	9.56